Organization (Details Narrative) - USD ($)	Jun. 29, 2021	Jun. 07, 2012	Sep. 13, 2010	May 31, 2022	Nov. 30, 2021	Jul. 28, 2021	Jul. 27, 2021	Nov. 30, 2020	Jan. 06, 2011
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares authorized					5,000,000	5,000,000	10,000
Series C Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares authorized	900,000			5,000,000	5,000,000			5,000,000
Stock conversion, shares	450
Stock conversion, issued shares	900,000
Number of preferred stock voting rights	Except as otherwise set forth in the certificate of designation, each share of Series C preferred stock will, on any matter submitted to the holders of Company common stock, or any class thereof, for a vote, vote together with the common stock, or any class thereof, as applicable, as one class on such matter, and each share of Series C preferred stock will have 450 votes.
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares authorized				10,000	10,000			10,000
HyFi [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash consideration, acquisition	$ 300,000
Business combination description	Pursuant to the terms of the APA, the Company agreed to file with the State of Nevada the certificate of designation for the Series C preferred stock on or before the date that is 60 calendar days after the closing of the Acquisition. In exchange for the sale of the Assets and the Cash Consideration, the Company agreed to issue to the Sellers an aggregate of 900,000 Series C preferred shares within 30 calendar days after the State of Nevada provides written confirmation of filing of the certificate of designation for the Series C preferred stock.
HyFi Tokens [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of consideration shares	400,000,000
China Energy Partners LLC [Member] | Series A Preferred Stock [Member] | Redemption Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, principal value	$ 1,000,000
Chief Executive Officer and Director [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of outstanding shares			100.00%
Chief Executive Officer [Member] | FTZ Exchange LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of outstanding shares		100.00%
BioPower Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									100.00%